Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	19,285,994	22,364,944	24,386,951		19,726,261
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	9,026,700	9,026,700	9,026,700		9,026,700
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	9,631,890	9,473,593	9,499,265		9,234,265
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares	627,404	1,332,045	1,229,630		1,465,296
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive shares		2,532,606	4,631,356	[1]		[1]

[1]	At December 31, 2017, $20,000 of convertible debt was convertible into common stock at a 10% discount to the price used for the sale of the of the Company's common stock in a future private placement offering.